Expense Example	Apr. 28, 2025 USD ($)
M International Equity Fund | M International Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
M Large Cap Growth Fund | M Large Cap Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
M Capital Appreciation Fund | M Capital Appreciation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
M Large Cap Value Fund | M Large Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 786